Related Parties Transactions (Details) - Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors [Abstract]
Short-term employee benefits	$ 4,204	$ 4,665
Share-based compensation	7,197	8,104
Total	$ 11,401	$ 12,769